GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 U.S.
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived tradenames	$ 12.4
Pre-tax goodwill impairment charge		$ 0.5